Financial instruments (Details 2) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 66,597	$ 87,167
Group1 [member]
IfrsStatementLineItems [Line Items]
Trade receivables	34,143	60,408
Group2 [member]
IfrsStatementLineItems [Line Items]
Trade receivables	26,906	6,944
Group3 [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 5,548	$ 19,815